Contract Assets and Liabilities - Summary of Changes in Short-term and Long-term Contract Assets and Contract Liabilities (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Contract Assets
Contract Assets, Beginning balance	$ 3,796
Reclassification of the beginning contract assets to receivables	(740)
Changes of contract costs	(743)
Contract Assets, Ending balance	2,313
Contract Liabilities
Contract Liability, Beginning balance	17,096
Reclassification of the beginning contract liabilities to revenue	(8,375)
Cash payments in advance of revenue recognition	8,268
Cumulative catch-up adjustment arising from changes in estimates of transaction price	(1,663)
Changes of contract costs	(190)
Contract Liability, Ending balance	$ 15,136